PARENT COMPANY FINANCIAL IFRS 2 - (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Equity	$ (348,867)	$ (12,875)	$ 119,676	$ 207,020
Atento Luxco 1, S.A. [member]
Disclosure of financial liabilities [line items]
Equity	596,782	546,847
Atento Luxco 1, S.A. [member] | IFRS 17 [member]
Disclosure of financial liabilities [line items]
Equity attributable to owners of parent	$ (945,649)	$ (559,722)